Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Disclosure of Detailed Information About Accounts Payable and Accrued Liabilities	Accounts payable and accrued liabilities consist of:

	December 31, 2025	December 31, 2024
Trade payables	$14,831	$9,510
Accrued liabilities	2,429	3,426
Accrued employee payroll and benefits	6,066	4,341
Accrued other tax liabilities	747	2,642
	$24,073	$19,919